CRYPTOCURRENCIES	12 Months Ended
Dec. 31, 2021
Investment Company [Abstract]
CRYPTOCURRENCIES

10. CRYPTOCURRENCIES

As of December 31, 2021, cryptocurrencies included Bitcoin and Ethereum the Company held which were received from mining activities. Cryptocurrencies are classified as current asset as they are expected to be realized in cash by the Company within one year.

The following table presents the movements of cryptocurrencies for the year ended December 31, 2021:

Amounts
Balance at January 1, 2021	-
Receipt of cryptocurrencies from mining activities	$5,455,345
Sales of cryptocurrencies	(4,543,543)
Realized gain on sale of cryptocurrencies	410,979
Impairment loss on cryptocurrencies	(493,617)
Balance at December 31, 2021	$829,165